Net Loss Per Ordinary Share - Schedule of Weighted-Average Ordinary Shares of Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	10,948,057	12,233,173	14,913,114
Restricted Stock Units [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	7,134,703	5,844,514	3,270,669
Private Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000
Public Warrant [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000
Forfeilture Shares [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	682,813	1,006,250	1,006,250